Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 30, 2019	Aug. 27, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 07, 2020
Commitments and Contingencies Disclosure [Abstract]
Security deposit	$ 8,700						$ 259
Rent expenses	$ 8,700	$ 259	$ 8,700	$ 0	$ 43,500	$ 0